Schedule of Investments (unaudited) October 31, 2020	iShares® U.S. Tech Breakthrough Multisector ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.0%
Moog Inc., Class A	1,463	$91,277

Biotechnology — 8.5%
Adverum Biotechnologies Inc.(a)	7,905	86,244
Allogene Therapeutics Inc.(a)	6,276	212,882
Bluebird Bio Inc.(a)	7,171	370,812
Bridgebio Pharma Inc.(a)	8,172	313,641
Constellation Pharmaceuticals Inc.(a)	2,863	56,172
Editas Medicine Inc.(a)	6,060	187,496
Exelixis Inc.(a)	33,133	678,564
Fate Therapeutics Inc.(a)	8,386	372,338
FibroGen Inc.(a)	9,117	349,911
Gilead Sciences Inc.	139,727	8,125,125
Intellia Therapeutics Inc.(a)	4,962	118,790
Invitae Corp.(a)(b)	13,425	526,394
Iovance Biotherapeutics Inc.(a)(b)	14,853	529,955
Karyopharm Therapeutics Inc.(a)	7,139	105,800
Kura Oncology Inc.(a)	5,567	173,969
Ligand Pharmaceuticals Inc.(a)(b)	1,750	144,288
Mirati Therapeutics Inc.(a)	4,829	1,048,569
Moderna Inc.(a)	30,950	2,088,197
Regeneron Pharmaceuticals Inc.(a)	12,037	6,542,832
Sangamo Therapeutics Inc.(a)	12,407	128,288
Sarepta Therapeutics Inc.(a)	8,284	1,125,879
Seagen Inc.(a)	19,143	3,193,052

		26,479,198

Capital Markets — 0.2%
Blucora Inc.(a)	1,293	12,865
MarketAxess Holdings Inc.	1,015	546,933
Tradeweb Markets Inc., Class A	2,241	122,090
Virtu Financial Inc., Class A	2,639	56,422

		738,310

Communications Equipment — 0.3%
Juniper Networks Inc.	41,098	810,453

Consumer Finance — 0.1%
Enova International Inc.(a)	816	12,526
Green Dot Corp., Class A(a)	1,489	79,393
OneMain Holdings Inc.	2,424	84,573
World Acceptance Corp.(a)	202	16,966

		193,458

Electrical Equipment — 0.4%
AMETEK Inc.	11,312	1,110,838
Regal Beloit Corp.	1,987	196,018

		1,306,856

Electronic Equipment, Instruments & Components — 0.2%
Cognex Corp.	8,142	536,558
FARO Technologies Inc.(a)	895	53,915

		590,473

Entertainment — 3.3%
Netflix Inc.(a)	21,376	10,169,418

Equity Real Estate Investment Trusts (REITs) — 3.3%
CoreSite Realty Corp.	3,220	384,339
CyrusOne Inc.	9,795	695,935
Digital Realty Trust Inc.	22,865	3,299,420
Equinix Inc.	7,535	5,509,893

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
QTS Realty Trust Inc., Class A	5,118	$314,808

		10,204,395

Health Care Equipment & Supplies — 1.2%
Intuitive Surgical Inc.(a)	5,736	3,826,371

Household Durables — 0.0%
iRobot Corp.(a)	1,359	108,149

Interactive Media & Services — 9.8%
Alphabet Inc., Class A(a)	7,932	12,818,985
Facebook Inc., Class A(a)	49,477	13,017,893
Pinterest Inc., Class A(a)	19,249	1,134,729
Snap Inc., Class A, NVS(a)	42,854	1,688,019
Twitter Inc.(a)	37,375	1,545,830

		30,205,456

Internet & Direct Marketing Retail — 5.8%
Amazon.com Inc.(a)	4,606	13,984,507
eBay Inc.	57,355	2,731,819
Etsy Inc.(a)	10,086	1,226,357
Groupon Inc.(a)	1,863	36,123

		17,978,806

IT Services — 16.4%
Akamai Technologies Inc.(a)	19,951	1,897,739
Alliance Data Systems Corp.	1,263	65,095
Black Knight Inc.(a)	3,938	346,347
Booz Allen Hamilton Holding Corp.	16,969	1,332,067
CACI International Inc., Class A(a)	3,108	648,111
Cass Information Systems Inc.	404	15,845
Euronet Worldwide Inc.(a)	1,382	122,777
Evo Payments Inc., Class A(a)	1,105	23,282
Fastly Inc., Class A(a)	5,977	379,599
Fidelity National Information Services Inc.	16,722	2,083,394
Fiserv Inc.(a)	15,135	1,444,939
FleetCor Technologies Inc.(a)	2,240	494,838
Global Payments Inc.	8,082	1,274,855
GoDaddy Inc., Class A(a)	14,006	990,784
International Business Machines Corp.	75,773	8,460,813
Jack Henry & Associates Inc.	2,075	307,619
ManTech International Corp./VA, Class A	3,393	220,138
Mastercard Inc., Class A	23,988	6,923,896
MongoDB Inc.(a)	4,272	976,024
NIC Inc.	8,184	183,485
Okta Inc.(a)	14,365	3,014,208
PayPal Holdings Inc.(a)	30,319	5,643,276
Perspecta Inc.	17,144	307,392
Science Applications International Corp.	6,978	532,910
Square Inc., Class A(a)	9,743	1,508,996
Switch Inc., Class A	6,451	90,701
Twilio Inc., Class A(a)	10,557	2,945,086
Unisys Corp.(a)	5,255	69,051
Visa Inc., Class A	45,865	8,334,129
WEX Inc.(a)	1,199	151,733

		50,789,129

Life Sciences Tools & Services — 0.1%
NanoString Technologies Inc.(a)	4,205	154,113

Machinery — 0.1%
Altra Industrial Motion Corp.	3,186	136,233
Proto Labs Inc.(a)	1,251	147,718

		283,951

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® U.S. Tech Breakthrough Multisector ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Semiconductors & Semiconductor Equipment — 14.7%
Advanced Micro Devices Inc.(a)	55,031	$4,143,284
Analog Devices Inc.	18,197	2,156,890
CEVA Inc.(a)	1,065	42,941
Intel Corp.	177,382	7,854,475
Lattice Semiconductor Corp.(a)(b)	6,638	231,666
MaxLinear Inc.(a)	3,384	89,473
Microchip Technology Inc.	11,908	1,251,293
NVIDIA Corp.	29,199	14,639,211
QUALCOMM Inc.	55,620	6,861,283
Silicon Laboratories Inc.(a)	2,129	218,137
Texas Instruments Inc.	45,420	6,567,278
Xilinx Inc.	12,043	1,429,384

		45,485,315

Software — 29.3%
ACI Worldwide Inc.(a)	3,067	89,464
Adobe Inc.(a)	23,817	10,648,581
Alarm.com Holdings Inc.(a)	5,508	321,282
Altair Engineering Inc., Class A(a)	2,020	86,921
Alteryx Inc., Class A(a)(b)	4,468	560,064
ANSYS Inc.(a)	4,242	1,291,137
Appian Corp.(a)(b)	2,966	187,748
Autodesk Inc.(a)	10,809	2,545,952
Avalara Inc.(a)	2,004	298,696
Blackline Inc.(a)(b)	1,353	132,161
Citrix Systems Inc.	15,352	1,738,921
Cloudera Inc.(a)	23,881	232,123
CommVault Systems Inc.(a)	3,615	143,118
Crowdstrike Holdings Inc., Class A(a)	17,574	2,176,364
DocuSign Inc.(a)	20,961	4,239,362
Dropbox Inc., Class A(a)	20,556	375,353
Ebix Inc.	606	10,944
Everbridge Inc.(a)(b)	4,277	447,759
Fair Isaac Corp.(a)	788	308,463
FireEye Inc.(a)	27,085	374,856
Fortinet Inc.(a)	17,140	1,891,742
Guidewire Software Inc.(a)	2,266	217,785
HubSpot Inc.(a)	3,497	1,014,375
Intuit Inc.	6,869	2,161,537
Microsoft Corp.	60,987	12,348,038
MicroStrategy Inc., Class A(a)	667	111,436
NortonLifeLock Inc.	73,064	1,502,926
Nutanix Inc., Class A(a)	15,541	378,268
Oracle Corp.	171,681	9,633,021
Palo Alto Networks Inc.(a)	11,732	2,595,001
Pegasystems Inc.	3,231	374,408
Progress Software Corp.	3,794	137,988
Proofpoint Inc.(a)	7,086	678,414
PTC Inc.(a)	5,166	433,324
Q2 Holdings Inc.(a)(b)	1,337	121,988
Qualys Inc.(a)(b)	4,174	366,686

Security	Shares	Value

Software (continued)
Rapid7 Inc.(a)	5,780	$357,955
SailPoint Technologies Holding Inc.(a)	10,912	452,957
salesforce.com Inc.(a)	65,653	15,249,222
ServiceNow Inc.(a)	16,170	8,045,707
Splunk Inc.(a)	13,466	2,666,807
SS&C Technologies Holdings Inc.	6,106	361,597
Tenable Holdings Inc.(a)	6,520	222,397
Teradata Corp.(a)	9,091	167,002
Varonis Systems Inc.(a)	3,810	440,322
VMware Inc., Class A(a)	9,743	1,254,216
Workiva Inc.(a)	911	50,387
Zscaler Inc.(a)	8,845	1,200,709
Zuora Inc., Class A(a)(b)	7,997	76,931

		90,722,415

Technology Hardware, Storage & Peripherals — 6.2%
Apple Inc.	137,734	14,993,723
HP Inc.	122,008	2,191,264
NetApp Inc.	18,844	827,063
Pure Storage Inc., Class A(a)(b)	19,831	319,279
Western Digital Corp.	24,962	941,816

		19,273,145

Thrifts & Mortgage Finance — 0.0%
Meta Financial Group Inc.	927	27,198

Total Common Stocks — 99.9% (Cost: $284,078,904)		309,437,886

Short-Term Investments

Money Market Funds — 1.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.20%(c)(d)(e)	2,773,606	2,775,547
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.04%(c)(d)	370,000	370,000

		3,145,547

Total Short-Term Investments — 1.0% (Cost: $3,145,825)		3,145,547

Total Investments in Securities — 100.9% (Cost: $287,224,729)		312,583,433

Other Assets, Less Liabilities — (0.9)%		(2,680,665)

Net Assets — 100.0%		$309,902,768

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® U.S. Tech Breakthrough Multisector ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 01/08/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/20	Shares Held at 10/31/20	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$1,242,973	$1,534,750	(a)	$—		$(2,011)	$(165)	$2,775,547	2,773,606	$5,227	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	520,000	—		(150,000	)(a)	—	—	370,000	370,000	148		—

						$(2,011)	$(165)	$3,145,547		$5,375		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$309,437,886	$—	$—	$309,437,886
Money Market Funds	3,145,547	—	—	3,145,547

	$312,583,433	$—	$—	$312,583,433

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares

3